REVENUE AND OTHER OPERATING INCOME (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Schedule of lease and non-lease components of revenue
The lease and non-lease components of our revenues in the six months ended June 30, 2025 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	399,467	461,916	861,383
Time charter revenues	28,664	13,153	41,817
Administrative income	—	4,743	4,743
Total revenues	428,131	479,812	907,943

The lease and non-lease components of our revenues in the six months ended June 30, 2024 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	610,186	483,021	1,093,207
Time charter revenues	26,330	9,340	35,670
Administrative income	—	5,546	5,546
Total revenues	636,516	497,907	1,134,423

Schedule of other operating income
Other operating income in the six months ended June 30, 2025 and June 30, 2024 was as follows:

(in thousands of $)	2025	2024
Gain on sale of vessels	—	94,229
Other gains	92	—
Total other operating income	92	94,229